Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Grafiti Holding Inc Common Stock	Grafiti Holding Inc Additional Paid-In Capital	Grafiti Holding Inc Accumulated Other Comprehensive Loss	Grafiti Holding Inc Accumulated Deficit	Grafiti Holding Inc	Common Stock		Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Preferred shares		Total
Balance at Jun. 30, 2021		$ 268,448		$ 180	$ (268,874)	$ (246)
Balance (in Shares) at Jun. 30, 2021		3,600,001
Net investments from Inpixon		$ 177,053				177,053
Cumulative translation adjustment				(3,957)		(3,957)
Net income (loss)					(63,867)	(63,867)
Balance at Jun. 30, 2022		$ 445,501		(3,777)	(332,741)	108,983
Balance (in Shares) at Jun. 30, 2022		3,600,001
Net investments from Inpixon		$ 166,471				166,471
Cumulative translation adjustment				762		762
Net income (loss)					(73,828)	(73,828)
Balance at Jun. 30, 2023		$ 611,972		(3,015)	(406,569)	202,388	$ 1,285,788	[1]	$ 9,294,030		$ (106,639,346)	$ 71,590,087	[1]	$ (24,469,441)
Balance (in Shares) at Jun. 30, 2023		3,600,001					2,490,606	[1]				3,528,408	[1]
Net investments from Inpixon		$ 32,193				32,193
Stock options exercised							$ 149,166	[1]	(129,642)				[1]	19,524
Stock options exercised (in Shares)	[1]						27,567
Cumulative translation adjustment				(1,082)		(1,082)
Stock-based compensation								[1]	204,159				[1]	204,159
Issuance of common shares, net of issuance costs							$ 260,999	[1]					[1]	260,999
Issuance of common shares, net of issuance costs (in Shares)	[1]						20,081
Net income (loss)					(3,692)	(3,692)		[1]			(5,377,191)		[1]	(5,377,191)
Balance at Sep. 30, 2023		$ 644,165		(4,097)	(410,261)	229,807	$ 1,695,953	[1]	9,368,547		(112,016,537)	$ 71,590,087	[1]	(29,361,950)
Balance (in Shares) at Sep. 30, 2023		3,600,001					2,538,254	[1]				3,528,408	[1]
Balance at Jun. 30, 2023		$ 611,972		(3,015)	(406,569)	202,388	$ 1,285,788	[1]	9,294,030		(106,639,346)	$ 71,590,087	[1]	(24,469,441)
Balance (in Shares) at Jun. 30, 2023		3,600,001					2,490,606	[1]				3,528,408	[1]
Foreign currency translation
Net income (loss)														(12,508,051)
Balance at Dec. 31, 2023							$ 1,874,120	[1]	9,378,617		(119,147,397)	$ 71,590,087	[1]	(36,304,573)
Balance (in Shares) at Dec. 31, 2023	[1]						2,584,494					3,528,408
Balance at Jun. 30, 2023		$ 611,972		(3,015)	(406,569)	202,388	$ 1,285,788	[1]	9,294,030		(106,639,346)	$ 71,590,087	[1]	$ (24,469,441)
Balance (in Shares) at Jun. 30, 2023		3,600,001					2,490,606	[1]				3,528,408	[1]
Net investments from Inpixon		$ 67,330				67,330
Stock options granted to consultants			627,478			627,478
Stock options exercised (in Shares)														84,162
Cumulative translation adjustment				(5,813)		(5,813)
Net income (loss)					(1,348,357)	(1,348,357)
Balance at Jun. 30, 2024		$ 679,302	627,478	(8,828)	(1,754,926)	(456,974)	$ 1,938,751	[1]	16,629,612		(140,607,594)	$ 71,590,087	[1]	$ (50,449,144)
Balance (in Shares) at Jun. 30, 2024		3,600,001					2,594,850	[1]				3,528,408	[1]
Balance at Sep. 30, 2023		$ 644,165		(4,097)	(410,261)	229,807	$ 1,695,953	[1]	9,368,547		(112,016,537)	$ 71,590,087	[1]	(29,361,950)
Balance (in Shares) at Sep. 30, 2023		3,600,001					2,538,254	[1]				3,528,408	[1]
Stock options exercised							$ 178,167	[1]	(143,830)				[1]	34,337
Stock options exercised (in Shares)	[1]						46,240
Stock-based compensation								[1]	153,900				[1]	153,900
Foreign currency translation
Net income (loss)								[1]			(7,130,860)		[1]	(7,130,860)
Balance at Dec. 31, 2023							$ 1,874,120	[1]	9,378,617		(119,147,397)	$ 71,590,087	[1]	(36,304,573)
Balance (in Shares) at Dec. 31, 2023	[1]						2,584,494					3,528,408
Balance at Dec. 31, 2024							$ 96,983,665	[1]	17,539,635	1,059	(117,798,661)		[1]	(3,274,302)
Balance (in Shares) at Dec. 31, 2024	[1]						21,516,305
Balance at Jun. 30, 2024		$ 679,302	627,478	(8,828)	(1,754,926)	(456,974)	$ 1,938,751	[1]	16,629,612		(140,607,594)	$ 71,590,087	[1]	(50,449,144)
Balance (in Shares) at Jun. 30, 2024		3,600,001					2,594,850	[1]				3,528,408	[1]
Net investments from Inpixon
Stock options exercised		$ 64,335				64,335
Stock options exercised (in Shares)		1,015,383
Cumulative translation adjustment				(2,222)		(2,222)
Conversion of Simple Agreements for Future Equity (SAFEs) at maturity							$ 3,200,000	[1]					[1]	3,200,000
Conversion of Simple Agreements for Future Equity (SAFEs) at maturity (in Shares)	[1]						302,550
Stock-based compensation								[1]	16,295				[1]	16,295
Common share purchase warrants issued in connection with convertible promissory notes								[1]	287,387				[1]	287,387
Net income (loss)					(1,564,540)	(1,564,540)		[1]			(7,412,175)		[1]	(7,412,175)
Balance at Sep. 30, 2024		$ 743,637	627,478	(11,050)	(3,319,466)	(1,959,401)	$ 5,138,751	[1]	16,933,294		(148,019,769)	$ 71,590,087	[1]	(54,357,637)
Balance (in Shares) at Sep. 30, 2024		4,615,384					2,897,400	[1]				3,528,408	[1]
Balance at Jun. 30, 2024		$ 679,302	627,478	(8,828)	(1,754,926)	(456,974)	$ 1,938,751	[1]	16,629,612		(140,607,594)	$ 71,590,087	[1]	(50,449,144)
Balance (in Shares) at Jun. 30, 2024		3,600,001					2,594,850	[1]				3,528,408	[1]
Foreign currency translation														1,059
Net income (loss)														22,808,933
Balance at Dec. 31, 2024							$ 96,983,665	[1]	17,539,635	1,059	(117,798,661)		[1]	(3,274,302)
Balance (in Shares) at Dec. 31, 2024	[1]						21,516,305
Balance at Sep. 30, 2024		$ 743,637	$ 627,478	$ (11,050)	$ (3,319,466)	$ (1,959,401)	$ 5,138,751	[1]	16,933,294		(148,019,769)	$ 71,590,087	[1]	(54,357,637)
Balance (in Shares) at Sep. 30, 2024		4,615,384					2,897,400	[1]				3,528,408	[1]
Stock-based compensation								[1]	18,601				[1]	18,601
Common share purchase warrants issued in connection with convertible promissory notes								[1]	587,740				[1]	587,740
Conversion of preferred shares							$ 71,590,087	[1]				$ (71,590,087)	[1]
Conversion of preferred shares (in Shares)	[1]						9,760,738					(3,528,408)
Issuance of common shares, net of issuance costs							$ 761,206	[1]					[1]	761,206
Issuance of common shares, net of issuance costs (in Shares)	[1]						769,527
Conversion of convertible notes							$ 8,370,546	[1]					[1]	8,370,546
Conversion of convertible notes (in Shares)	[1]						3,473,256
Issuance of shares for Business Combination							$ 11,123,075	[1]					[1]	11,123,075
Issuance of shares for Business Combination (in Shares)	[1]						4,615,384
Foreign currency translation								[1]		1,059			[1]	1,059
Net income (loss)								[1]			30,221,108		[1]	30,221,108
Balance at Dec. 31, 2024							$ 96,983,665	[1]	$ 17,539,635	$ 1,059	$ (117,798,661)		[1]	$ (3,274,302)
Balance (in Shares) at Dec. 31, 2024	[1]						21,516,305

[1]	The number of shares of preferred shares and common shares issued prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the Business Combination transaction. See Note 4 – Business Combination for more information.